11 Greenway Plaza
Houston, TX 77046

invesco.com
August 27, 2025
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re: AIM International Mutual Funds (Invesco International Mutual Funds)
CIK 0000880859
1933 Act Registration No. 033-44611
1940 Act Registration No. 811-06463
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), the undersigned certifies on behalf of AIM International Mutual Funds (Invesco International Mutual Funds) (the “Fund”) that the Prospectus and Statement of Additional Information relating to the Class A, Class C, Class R, Class Y, Investor Class and Class R6 shares of:
Invesco International Value Fund
that would have been filed under Rule 497(c) under the 1933 Act do not differ from the documents in Post-Effective Amendment No. 109 to the Fund’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 22, 2025.
Please send copies of all correspondence with respect to the Amendment to the undersigned, or contact me at (212) 652-4402 or Monique.McClure@invesco.com.
Very truly yours,
/s/ Monique McClure
Monique McClure Senior Counsel